Carillon Reams Core Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES - 29.2%	Par	Value
Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/01/2031	$2,077,248	$1,730,403

Fannie Mae Pool
5.00%, 05/15/2055 (a)	27,320,000	26,752,568
5.50%, 05/15/2055 (a)	55,870,000	55,747,719
6.00%, 05/15/2055 (a)	63,465,000	64,390,782
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $148,582,427)		148,621,472

CORPORATE BONDS - 28.2%	Par	Value
Aerospace & Defense - 0.2%
L3Harris Technologies, Inc., 5.35%, 06/01/2034	769,000	776,229

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034	2,390,000	2,425,919

Airlines - 2.5%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (b)	624,170	626,757
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (b)	3,747,593	3,734,302
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	447,262	424,127
Series 2019-1, Class AA, 3.15%, 02/15/2032	604,830	554,040
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	412,600	384,280
Series 2020-1, Class A, 4.25%, 11/15/2032 (b)	912,503	878,140
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	2,031,978	1,898,714
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	1,022,479	958,017
Series 2020-1, Class A, 2.75%, 05/15/2032	1,183,237	1,026,074
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	335,730	325,083
Series 2016-2, Class AA, 2.88%, 10/07/2028	646,967	607,905
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,149,689	1,092,020
Series 2019-1, Class AA, 4.15%, 08/25/2031	341,944	327,071
		12,836,530

Auto Manufacturers - 2.6%
American Honda Finance Corp., 5.20%, 03/05/2035	1,345,000	1,330,553
General Motors Financial Co., Inc.
6.05%, 10/10/2025	1,110,000	1,116,820
1.25%, 01/08/2026	3,440,000	3,346,523
3.10%, 01/12/2032	1,065,000	910,022
Toyota Motor Credit Corp., 5.00%, 03/19/2027	1,465,000	1,484,243
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (b)	2,260,000	2,278,866
3.75%, 05/13/2030 (b)	2,905,000	2,704,185
		13,171,212

Banks - 7.3%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	2,455,000	2,479,885
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	2,140,000	2,067,964
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	2,580,000	2,569,177
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	730,000	742,939

Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	1,345,000	1,326,862
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	5,345,000	4,889,108
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	730,000	734,119
HSBC Holdings PLC, 4.95%, 03/31/2030	2,195,000	2,202,227
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	850,000	849,143
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	685,000	667,380
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	4,075,000	4,042,596
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	1,470,000	1,475,876
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	730,000	745,725
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	2,115,000	2,098,798
The PNC Financial Services Group, Inc.
4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	850,000	840,871
6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	1,240,000	1,301,826
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,590,000	2,642,475
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	2,785,000	2,737,421
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	1,950,000	1,921,937
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	730,000	724,963
		37,061,292

Capital Markets - 2.3%
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,780,000	2,438,458
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	730,000	745,525
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	735,000	736,730
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	2,485,000	2,462,865
The Goldman Sachs Group, Inc.
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	2,665,000	2,348,795
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	730,000	740,192
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (b)	1,575,000	1,532,846
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030 (b)(c)	625,000	581,390
		11,586,801

Consumer Finance - 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	1,650,000	1,670,766

Containers & Packaging - 0.5%
Sonoco Products Co., 3.13%, 05/01/2030	2,580,000	2,362,221

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 5.25%, 04/02/2035	1,750,000	1,754,415

Electric - 5.2%
Appalachian Power Co., 2.70%, 04/01/2031	2,885,000	2,552,172
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	480,000	453,994
DTE Electric Co., 5.20%, 04/01/2033	2,095,000	2,121,017
Duke Energy Florida LLC
5.88%, 11/15/2033	670,000	707,232
5.65%, 04/01/2040	2,590,000	2,658,396
Duke Energy Indiana LLC, 5.25%, 03/01/2034	1,190,000	1,202,078
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,915,000	1,950,295
Entergy Arkansas LLC
5.30%, 09/15/2033	1,705,000	1,738,750
5.45%, 06/01/2034	1,385,000	1,414,121
3.35%, 06/15/2052	1,490,000	1,006,161
Entergy Louisiana LLC, 5.35%, 03/15/2034	1,520,000	1,537,896
Indianapolis Power & Light Co., 5.65%, 12/01/2032 (b)	2,065,000	2,133,154
MidAmerican Energy Co., 5.35%, 01/15/2034	1,060,000	1,088,261
Monongahela Power Co., 5.85%, 02/15/2034 (b)	1,440,000	1,485,994
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,660,000	2,718,749
San Diego Gas & Electric Co., 5.40%, 04/15/2035	1,010,000	1,017,218
Wisconsin Public Service Corp., 2.85%, 12/01/2051	845,000	528,977
		26,314,465

Electric Utilities - 2.0%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,415,000	2,299,148
Union Electric Co., 5.20%, 04/01/2034	1,680,000	1,690,809
Virginia Electric and Power Co., 5.15%, 03/15/2035	1,090,000	1,081,948
Wisconsin Power and Light Co.
1.95%, 09/16/2031	1,650,000	1,392,044
3.95%, 09/01/2032	1,680,000	1,575,455
4.95%, 04/01/2033	1,895,000	1,879,902
		9,919,306

Equity REITs - 0.8%
Agree LP, 2.00%, 06/15/2028	2,905,000	2,674,584
Ventas Realty LP, 4.75%, 11/15/2030	1,455,000	1,447,084
		4,121,668

Ground Transportation - 0.1%
Union Pacific Corp., 5.10%, 02/20/2035	730,000	736,290

Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp., 4.95%, 03/03/2035	730,000	726,461

Insurance - 0.5%
MetLife, Inc., 5.38%, 07/15/2033	2,370,000	2,442,485

Multi-Utilities - 0.8%
Dominion Energy, Inc., 3.38%, 04/01/2030	1,480,000	1,383,098
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	2,000,000	1,721,113
WEC Energy Group, Inc., 1.80%, 10/15/2030	878,000	752,828
		3,857,039

Oil & Gas - 0.9%
BP Capital Markets America, Inc.
4.99%, 04/10/2034	995,000	985,221
5.23%, 11/17/2034	2,625,000	2,638,489
Chevron USA, Inc., 4.98%, 04/15/2035	760,000	761,732
		4,385,442

Oil, Gas & Consumable Fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	2,300,000	2,213,733

Tobacco - 0.4%
Altria Group, Inc., 2.45%, 02/04/2032	2,480,000	2,092,227

Transportation - 0.5%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052	1,675,000	1,052,386
Canadian Pacific Railway Co., 5.20%, 03/30/2035	1,600,000	1,600,189
Union Pacific Railroad Co., Pass Through Trust
Series 2004, 5.40%, 07/02/2025	2,941	2,941
Series 2005, 5.08%, 01/02/2029	28,233	28,393
Series 2006, 5.87%, 07/02/2030	100,731	102,847
		2,786,756
TOTAL CORPORATE BONDS (Cost $146,318,480)		143,241,257

ASSET-BACKED SECURITIES - 22.0%	Par	Value
Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.76%, 11/15/2026	99,146	99,177
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (b)	1,576,872	1,566,618
AMSR Trust
Series 2019-SFR1, Class A, 2.77%, 01/19/2039 (b)	655,000	634,332
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (b)	2,530,701	2,482,826
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (b)	1,150,000	1,093,781
Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (b)(d)	900,000	879,259
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (b)	440,000	425,110
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 08/20/2026 (b)	1,695,833	1,687,272
Series 2022-3A, Class A, 4.62%, 02/20/2027 (b)	1,030,000	1,029,036
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028	769,310	774,382
Series 2024-A, Class A2A, 5.42%, 02/25/2027	1,476,167	1,480,466
Series 2024-A, Class A2B, 4.68% (30 day avg SOFR US + 0.34%), 02/25/2027	778,160	778,161
Series 2025-A, Class A2B, 4.64% (30 day avg SOFR US + 0.30%), 10/25/2027	3,790,000	3,784,190
Bridge Trust, Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	1,069,168	1,055,407
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3, 4.87%, 02/15/2028	2,851,515	2,859,387
Series 2024-1, Class A2A, 4.61%, 10/15/2027	800,000	800,507
Series 2024-1, Class A2B, 4.67% (30 day avg SOFR US + 0.32%), 10/15/2027	765,000	764,360
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 4.89% (30 day avg SOFR US + 0.54%), 11/16/2026 (b)	1,038,214	1,038,493
Corevest American Finance Trust, Series 2020-4, Class A, 1.17%, 12/15/2052 (b)	614,060	603,649
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026	317,268	317,504
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037 (b)	1,679,907	1,653,880
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	4,102,818	4,019,246
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (b)	1,438,921	1,377,629
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (b)	336,419	321,669
Ford Credit Auto Owner Trust
Series 2023-B, Class A2B, 4.84% (30 day avg SOFR US + 0.49%), 06/15/2026	251,570	251,617
Series 2024-B, Class A2A, 5.40%, 04/15/2027	795,454	798,251
Series 2024-B, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 04/15/2027	1,360,226	1,360,223
Series 2024-C, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 08/15/2027	1,115,000	1,115,060
Series 2024-D, Class A2A, 4.59%, 10/15/2027	670,000	670,540
Series 2024-D, Class A2B, 4.67% (30 day avg SOFR US + 0.32%), 10/15/2027	800,000	799,546
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 09/16/2026	152,200	152,289
Series 2024-1, Class A2A, 5.12%, 02/16/2027	340,759	341,142
Series 2024-1, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 02/16/2027	438,944	438,985
Series 2024-3, Class A2A, 5.35%, 06/16/2027	755,772	758,127
Series 2024-3, Class A2B, 4.71% (30 day avg SOFR US + 0.36%), 06/16/2027	755,772	755,769
Series 2025-1, Class A2B, 4.68% (30 day avg SOFR US + 0.33%), 01/18/2028	3,725,000	3,722,389
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (b)	555,000	552,609
Series 2025-1A, Class A, 4.91%, 09/25/2029 (b)	2,750,000	2,747,060
Series 2025-2A, Class A, 5.13%, 09/25/2031 (b)	2,040,000	2,050,158
Honda Auto Receivables Owner Trust
Series 2022-1, Class A3, 1.88%, 05/15/2026	191,917	190,885
Series 2024-1, Class A2, 5.36%, 09/15/2026	1,742,793	1,746,126
Series 2024-2, Class A2, 5.48%, 11/18/2026	2,742,067	2,750,001
Hyundai Auto Receivables Trust
Series 2023-B, Class A2A, 5.77%, 05/15/2026	162,660	162,724
Series 2023-C, Class A2B, 4.98% (30 day avg SOFR US + 0.63%), 01/15/2027	584,220	584,502
Series 2024-B, Class A2A, 5.15%, 06/15/2027	1,161,706	1,165,018
Series 2024-B, Class A2B, 4.72% (30 day avg SOFR US + 0.37%), 06/15/2027	1,014,920	1,014,919
Series 2025-A, Class A2A, 4.33%, 12/15/2027	2,005,000	2,003,433
Series 2025-A, Class A2B, 4.69% (30 day avg SOFR US + 0.34%), 12/15/2027	2,440,000	2,438,605
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (b)	2,700,374	2,599,624
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 4.77% (30 day avg SOFR US + 0.42%), 02/16/2027	791,253	791,076
Series 2024-B, Class A2B, 4.79% (30 day avg SOFR US + 0.44%), 12/15/2026	608,103	608,173
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2, 5.92%, 11/16/2026	763,419	764,884
Series 2024-1, Class A2B, 4.72% (30 day avg SOFR US + 0.37%), 05/17/2027	976,893	976,892
Series 2025-1, Class A2B, 4.67% (30 day avg SOFR US + 0.32%), 02/15/2028	3,835,000	3,835,462
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.95%, 05/15/2026	429,409	430,075
Series 2023-B, Class A2B, 4.91% (30 day avg SOFR US + 0.56%), 05/15/2026	623,927	624,190
Series 2024-A, Class A2B, 4.73% (30 day avg SOFR US + 0.38%), 12/15/2026	3,166,807	3,167,225
Series 2024-B, Class A2B, 4.73% (30 day avg SOFR US + 0.38%), 06/15/2027	1,995,000	1,994,626
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028 (b)	1,075,810	1,075,431
Series 2024-1A, Class A2B, 4.62% (30 day avg SOFR US + 0.28%), 01/24/2028 (b)	902,137	901,174
Progress Residential Trust
Series 2021-SFR2, Class A, 1.55%, 04/19/2038 (b)	1,029,873	1,025,217
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (b)	1,530,371	1,496,114
Series 2021-SFR4, Class A, 1.56%, 05/17/2038 (b)	2,278,365	2,227,912
Series 2021-SFR5, Class A, 1.43%, 07/17/2038 (b)	711,702	691,942
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	809,656	776,844
Series 2022-SFR1, Class A, 2.71%, 02/17/2041 (b)	1,731,958	1,600,902
Series 2022-SFR2, Class A, 2.95%, 04/17/2027 (b)	2,983,120	2,881,933
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (b)	261,300	256,511
Series 2024-SFR4, Class A, 3.10%, 07/17/2041 (b)	1,445,000	1,343,954
Series 2024-SFR5, Class A, 3.00%, 08/09/2029 (b)	1,060,000	977,139
Series 2025-SFR1, Class A, 3.40%, 02/17/2042 (b)(d)	305,000	284,893
Series 2025-SFR2, Class A, 3.31%, 04/17/2042 (b)	840,000	774,543
STAR Trust
Series 2021-SFR1, Class A, 5.03% (1 mo. Term SOFR + 0.71%), 04/17/2038 (b)	204,365	203,090
Series 2022-SFR3, Class A, 5.97% (1 mo. Term SOFR + 1.65%), 05/17/2039 (b)	3,243,294	3,245,910
Series 2025-SFR5, Class A, 5.77% (1 mo. Term SOFR + 1.45%), 02/17/2042 (b)	1,035,000	1,038,148
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/2026	53,506	53,515
Series 2023-C, Class A2A, 5.60%, 08/17/2026	417,700	418,093
Series 2024-A, Class A2B, 4.70% (30 day avg SOFR US + 0.35%), 12/15/2026	803,613	803,750
Series 2024-C, Class A2A, 5.16%, 05/17/2027	935,735	937,890
Series 2024-C, Class A2B, 4.72% (30 day avg SOFR US + 0.37%), 05/17/2027	935,735	935,829
Series 2024-D, Class A2B, 4.74% (30 day avg SOFR US + 0.39%), 08/16/2027	5,234,364	5,237,753
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039 (b)	869,539	803,077
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039 (b)	1,564,779	1,531,864
Series 2024-SFR2, Class A, 4.75%, 06/17/2040 (b)	1,439,105	1,430,922
Series 2024-SFR3, Class A, 4.50%, 08/17/2041 (b)	743,915	730,701
Series 2024-SFR4, Class A, 4.30%, 11/17/2041 (b)	469,728	457,056
Series 2025-SFR1, Class A, 5.40% (1 mo. Term SOFR + 1.10%), 03/17/2042 (b)	2,100,000	2,099,996
TOTAL ASSET-BACKED SECURITIES (Cost $111,379,142)		112,130,649

U.S. TREASURY SECURITIES - 20.0%	Par	Value
U.S. Treasury Bonds
2.38%, 02/15/2042	2,500,000	1,855,469
4.25%, 08/15/2054	53,360,000	50,366,837
4.50%, 11/15/2054	5,180,000	5,103,919
U.S. Treasury Notes
3.88%, 09/30/2029	2,355,000	2,348,376
4.38%, 12/31/2029	22,170,000	22,572,697
3.88%, 08/15/2034	2,865,000	2,792,480
4.25%, 11/15/2034	16,615,000	16,664,326
TOTAL U.S. TREASURY SECURITIES (Cost $102,629,401)		101,704,104

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.5%	Par	Value
BANK
Series 2024-BNK48, Class A5, 5.05%, 10/15/2057	410,000	409,788
Series 2025-BNK49, Class A5, 5.62%, 03/15/2058 (e)	540,000	560,996
BBCMS Trust, Series 2023-C22, Class A5, 6.80%, 11/15/2056 (e)	705,000	789,595
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	502,360	486,740
Series 2020-B22, Class A2, 1.16%, 01/15/2054	2,741,000	2,660,024
Series 2021-B23, Class A2, 1.62%, 02/15/2054	1,160,000	1,013,328
Series 2021-B24, Class A2, 1.95%, 03/15/2054	1,815,000	1,718,436
Series 2022-B33, Class A2, 3.32%, 03/15/2055	1,905,000	1,822,811
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057	1,105,000	1,155,653
Series 2025-C11, Class A5, 5.69%, 02/15/2058	1,005,000	1,047,481
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (b)(e)	885,898	727,129
Series 2021-J3, Class A3A, 2.50%, 09/25/2051 (b)(e)	1,385,345	1,131,870
COMM Mortgage Trust, Series 2015-CR25, Class ASB, 3.54%, 08/10/2048	37,723	37,673
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	1,199,117	1,169,425
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051 (b)(e)	3,685,866	3,006,675
Series 2021-3INV, Class A18, 5.00%, 06/25/2051 (b)(e)	656,245	645,340
Series 2021-3INV, Class A2, 2.50%, 06/25/2051 (b)(e)	1,271,706	1,040,613
Series 2021-4, Class A1, 2.50%, 06/01/2051 (b)(e)	2,652,325	2,167,032
Series 2021-6INV, Class A4, 2.50%, 08/25/2051 (b)(e)	2,866,886	2,342,334
Series 2021-7, Class A1, 2.50%, 08/25/2051 (b)(e)	3,683,822	3,005,008
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.90%, 10/25/2050 (b)(e)	747,086	637,095
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (b)(e)	2,677,399	2,190,798
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (b)(e)	490,304	400,912
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051 (b)(e)	852,806	696,769
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (b)(e)	1,152,335	1,083,178
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (b)(e)	768,013	626,031
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (b)(e)	1,369,200	1,161,558
JP Morgan Mortgage Trust
Series 2020-9, Class A4, 2.50%, 05/25/2051 (b)(e)	1,132,173	1,041,763
Series 2021-10, Class A3A, 2.00%, 12/25/2051 (b)(e)	3,574,912	2,793,915
Series 2021-12, Class A3, 2.50%, 02/25/2052 (b)(e)	265,774	216,813
Series 2021-14, Class A12, 5.00%, 05/25/2052 (b)(e)	1,058,442	1,038,211
Series 2021-15, Class A2, 3.00%, 06/25/2052 (b)(e)	3,611,308	3,071,591
Series 2021-15, Class A3, 2.50%, 06/25/2052 (b)(e)	953,856	778,949
Series 2021-3, Class A3, 2.50%, 07/25/2051 (b)(e)	2,156,825	1,762,193
Series 2021-4, Class A3, 2.50%, 08/25/2051 (b)(e)	850,474	694,863
Series 2021-7, Class A3, 2.50%, 11/25/2051 (b)(e)	660,061	539,884
Series 2021-8, Class A3, 2.50%, 12/25/2051 (b)(e)	3,303,788	2,701,279
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052 (b)(e)	1,160,962	953,621
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (b)(e)	1,720,031	1,471,638
Series 2022-1, Class A2, 3.00%, 07/25/2052 (b)(e)	1,443,577	1,226,533
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (b)(e)	664,461	564,558
Series 2022-6, Class A3, 3.00%, 11/25/2052 (b)(e)	338,701	287,777
Series 2024-3, Class A3, 3.00%, 05/25/2054 (b)(e)	2,324,876	1,978,232
Series 2024-7, Class A3, 3.00%, 04/25/2053 (b)(e)	1,466,359	1,245,889
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class A4, 2.50%, 06/25/2051 (b)(e)	1,744,225	1,551,157
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051 (b)(e)	1,502,875	1,227,858
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (b)(e)	514,733	471,631
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (b)(e)	644,519	527,381
Series 2022-J2, Class A2, 3.00%, 08/25/2052 (b)(e)	1,466,771	1,244,332
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (b)(e)	3,035,346	2,572,905
Series 2023-J1, Class A1, 4.50%, 01/25/2053 (b)(e)	1,767,535	1,669,293
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (b)(e)	1,917,895	1,691,524
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051 (b)(e)	456,917	391,755
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051 (b)(e)	602,268	533,046
Series 2021-2, Class A3, 2.50%, 05/25/2051 (b)(e)	1,185,838	1,057,468
RIDE Trust, Series 2025-SHRE, Class A, 5.08%, 02/14/2047 (b)(e)	1,335,000	1,347,559
Sequoia Mortgage Trust, Series 2021-9, Class A1, 2.50%, 01/25/2052 (b)(e)	1,323,425	1,079,625
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055 (b)(e)	959,199	949,208
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051 (b)(e)	693,589	682,189
Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5, 5.65%, 02/15/2058	510,000	529,519
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050 (b)(e)	270,515	221,019
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $74,195,097)		73,849,470

MEDIUM-TERM NOTES - 0.0%	Par	Value
JPMorgan Chase Bank NA, 05/29/2025 (b)(g)	230,000	203,251
TOTAL MEDIUM-TERM NOTES (Cost $230,000)		203,251

SHORT-TERM INVESTMENTS - 11.9%	Par	Value
U.S. Treasury Bills - 11.9%
4.30%, 05/08/2025 (f)	21,890,000	21,794,721
4.26%, 08/14/2025 (f)	39,380,000	38,767,887
TOTAL SHORT-TERM INVESTMENTS (Cost $60,557,521)		60,562,608

TOTAL INVESTMENTS - 125.8% (Cost $643,892,068)		640,312,811
Liabilities in Excess of Other Assets - (25.8)%		(131,497,099)
TOTAL NET ASSETS - 100.0%		$508,815,712
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(f)	Zero coupon instrument. The rate shown is the annualized effective yield as of March 31, 2025.
(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the USD CMS 30-Year ICE Swap Rate and the USD CMS 5-Year ICE Swap Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

Summary of Fair Value Disclosures as of March 31, 2025 (Unaudited)

Carillon Reams Core Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Agency Mortgage-Backed Securities	$–	$148,621,472	$–	$148,621,472
Corporate Bonds	–	143,241,257	–	143,241,257
Asset-Backed Securities	–	112,130,649	–	112,130,649
U.S. Treasury Securities	–	101,704,104	–	101,704,104
Commercial Mortgage-Backed Securities	–	73,849,470	–	73,849,470
Medium-Term Notes	–	203,251	–	203,251
U.S. Treasury Bills	–	60,562,608	–	60,562,608
Total Investments	$–	$640,312,811	$–	$640,312,811

Refer to the Schedule of Investments for further disaggregation of investment categories.